CONTINGENCIES (Details Narrative)			1 Months Ended			3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	May 14, 2021 USD ($)	Aug. 14, 2020 Integer	Feb. 28, 2022 USD ($)	Aug. 31, 2020 USD ($) Integer	Jul. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loss on inventory investment							$ 1,285					$ 1,226,426	$ 1,226,426
Debt instrument face amount							$ 630,000					630,000
Attorney fees											630,000		630,000
Bad debt expense												$ 630,000
Compensatory amount value	$ 425,000
Settlement payment amount			$ 225,000
Subsequent Event [Member]
Settlement payment amount			$ 225,000
Waxman [Member]
Debt instrument face amount						$ 630,000					630,000		$ 630,000
Attorney fees								$ 743,000
Integra [Member] | Studebaker Defense Group, LLC [Member]
Down payment					$ 500,000					$ 500,000
Number of nitrile gloves delivered | Integer		180,000
Loss contingency, damages sought, value					$ 500,000
Loss on inventory investment								$ 500,000	$ 500,000
Integra [Member] | Sandwave Group Dsn Bhd [Member]
Down payment				$ 581,250
Number of nitrile gloves delivered | Integer				150,000
Loss contingency, damages sought, value				$ 581,250
Loss on inventory investment									$ 581,250		581,250
Integra [Member] | Crecom Burj Group SDN BHD [Member]
Loss contingency, damages sought, value				$ 581,250
GSG PPE LLC [Member]
Payment received											$ 100,000